Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2021 $	2020 $
Voyage and vessel	26,855	39,796
Corporate accruals	604	781
Interest	1,951	2,814
Payroll and benefits (note 14c)	3,173	11,664
Accrued liabilities	32,583	55,055